NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Wilson-Davis (Details) - USD ($)	Dec. 19, 2019	Feb. 27, 2018	Feb. 29, 2024	Dec. 31, 2023	Dec. 21, 2023	Oct. 16, 2023	Apr. 30, 2020
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Term of lease			3 years	12 months			63 months
Wilson Davis Co Inc
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Amount of damages awarded to the plaintiff in the legal matter	$ 1,265,000	$ 1,470,000
Damage reduced	205,000
Accrued contingent liability	$ 100,000
Wilson Davis Co Inc | Lease For Salt Lake City Office
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Term of lease						3 years
Wilson Davis Co Inc | Office Lease For Denver Office
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Term of lease					1 year